Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment
Property and Equipment

3. Property and Equipment

Property and equipment and related accumulated depreciation are as follows (in thousands):

	December 31,
	2011	2012
Furniture and fixtures	$—	$31
Computer equipment and software	150	266
Leasehold improvements	—	18
	150	315
Less accumulated depreciation and amortization	(32)	(96)
	$118	$219

Total depreciation expense amounted to $7,000, $35,000 and $64,000 for the period from March 26, 2010 (inception) to December 31, 2010, the year ended December 31, 2011 and the year ended December 31, 2012, respectively.